Deposits (Tables)	6 Months Ended
Apr. 30, 2022
Text block [abstract]
Summary of Deposits and Components

$ millions, as at							2022 Apr. 30	2021 Oct. 31
	Payable on demand	(3)	Payable after notice	(4)	Payable on a fixed date	(5)(6)	Total	Total
Personal	$17,562		$149,299		$58,368		$225,229	$213,932
Business and government (7)(8)	107,578		84,832		176,559		368,969	344,388
Bank	12,546		62		9,887		22,495	20,246
Secured borrowings (9)	–		–		48,794		48,794	42,592
	$137,686		$234,193		$293,608		$665,487	$621,158
Comprises:
Held at amortized cost							$644,167	$602,628
Designated at fair value							21,320	18,530
							$665,487	$621,158
Total deposits include (10) :
Non-interest-bearing deposits
Canada							$100,242	$93,850
U.S.							17,225	16,522
Other international							6,119	5,601
Interest-bearing deposits
Canada							423,161	406,642
U.S.							84,086	70,312
Other international							34,654	28,231
							$665,487	$621,158
(1)
Includes deposits of $233.3 billion (October 31, 2021: $215.4 billion) denominated in U.S. dollars and deposits of $48.7 billion (October 31, 2021: $37.1 billion) denominated in other foreign currencies.

(2)	Net of purchased notes of $2.2 billion (October 31, 2021: $2.2 billion).
(3)	Includes all deposits for which we do not have the right to require notice of withdrawal. These deposits are generally chequing accounts.
(4)	Includes all deposits for which we can legally require notice of withdrawal. These deposits are generally savings accounts.
(5)	Includes all deposits that mature on a specified date. These deposits are generally term deposits, guaranteed investment certificates, and similar instruments.
(6)
Includes $47.9 billion (October 31, 2021: $32.6 billion) of deposits which are subject to the bank recapitalization (bail-in) conversion regulations issued by the Department of Finance Canada. These regulations provide certain statutory powers to the Canada Deposit Insurance Corporation (CDIC), including the ability to convert specified eligible shares and liabilities of CIBC into common shares in the event that CIBC is determined to be non-viable.

(7)	Includes nil (October 31, 2021: $300 million) of Notes issued to CIBC Capital Trust. These Notes were redeemed on November 1, 2021.
(8)
Includes $9.0 billion (October 31, 2021: $8.8 billion) of structured note liabilities that were sold upon issuance to third-party financial intermediaries, who may resell the notes to retail investors in foreign jurisdictions.

(9)	Comprises liabilities issued by, or as a result of, activities associated with the securitization of residential mortgages, Covered Bond Programme, and consolidated securitization vehicles.
(10)	Classification is based on geographical location of the CIBC office.